RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2012
RESTRICTED NET ASSETS [Abstract]
RESTRICTED NET ASSETS
26.	RESTRICTED NET ASSETS

The Group's restricted net assets include the paid-in-capital and statutory reserves of the Group's PRC subsidiaries and paid-in-capital of its VIE and VIE's subsidiaries. Relevant PRC statutory laws and regulations restrict the payments of dividends by the Group's PRC subsidiaries and VIE from their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, general reserve (see Note 25) requiring annual appropriations of 10% of after-tax profit and development fund (see Note 25) requiring annual appropriations of 25% of after-tax profit or 25% of the annual increase of net assets should be set aside prior to the payment of dividends.

As a result of these PRC laws and regulations, the Group's entities in the PRC are restricted in their ability to transfer a portion of their net assets to the Group. As of December 31, 2011, and 2012, the amounts of restricted net assets were RMB507,800 and RMB509,421, respectively.